Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Relevant Tax Laws and Regulations

In accordance with the relevant tax laws and regulations of Singapore, a company registered in Singapore is subject to income taxes at a flat rate of 17%.

	For the years ended December 31,
	2023 SGD	2024 SGD	2025 SGD	2025 USD
Income before provision for income taxes is attributable to the following geographic locations:
Singapore	(33,313)	(850,004)	(2,036,143)	(1,506,747)
Foreign	-	-	-	-
Total income (loss) before income taxes	(33,313)	(850,004)	(2,036,143)	(1,506,747)

Schedule of Reconciles Singapore Statutory Rates

The following table reconciles Singapore statutory rates to the Company’s effective tax:

	For the years ended December 31,
	2023 SGD	2024 SGD	2025 SGD	2025 USD
Profit (loss) before income taxes	(33,313)	(850,004)	(2,036,143)	(1,506,747)
Singapore statutory income tax rate	17%	17%	17%	17%

Non-deductible depreciation	-70%	-3%	-1%	-1%
Non-deductible professional fees	-467%	-9%	-6%	-6%
Other non-deductible expenses	-39%	-1%	0%	-0%
Tax rebate and exemption	673%	0%	-10%	-10%
Effective tax rate	114%	4%	0%	0%

Schedule of Deferred Tax Assets and Liability

The Company measures deferred tax assets and liabilities based on the difference between the financial statement and tax bases of assets and liabilities at the applicable tax rates. Components of the Company’s deferred tax asset and liability are as follows:

	2024 SGD	2025 SGD	2025 USD
Allowance for credit loss	271,841	271,841	201,162
Lease liabilities	120,936	120,936	89,493
Net operating loss carried forward	32,641	32,641	24,154
Total deferred tax assets	425,418	425,418	314,809
Deferred tax liabilities:
Right-of-use assets	(120,936)	(120,936)	(89,493)
Total deferred tax liabilities	(120,936)	(120,936)	(89,493)
Net deferred tax asset:	304,482	304,482	225,316